Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Operating Activities
Net income (loss) from continuing operations	$ (1,652,855)	$ (118,097)	$ 175,449
Items not involving cash:
Amortization	108,115	119,930	439,580
Share-based expense	165,510	129,490	163,051
Unrealized foreign exchange	(3,476)	893	(30,390)
Gain on repurchase of RSUs	(6,030)	(40,785)	(45,806)
Gain on revaluation of derivative warrant liability	0	(3,665)	(263,446)
Write-off of inventory	588,505	214,225	260,040
Cash flows from (used in) operations before changes in working capital	(800,231)	301,991	698,478
Changes in non-cash working capital
Accounts receivable	26,902	317,078	(574,106)
Prepaid expenses	71,537	(33,036)	79,922
Inventory	(255,249)	556,043	1,133,347
Accounts payable and accrued liabilities	1,087,096	(90,164)	(131,234)
Income tax payable	58,000	(20,602)	30,626
Changes in non-cash working capital	988,286	729,319	538,555
Cash Provided by Operating Activities from Continuing Operations	188,055	1,031,310	1,237,033
Cash Used in Operating Activities from Discontinued Operations	(581,933)	(1,306,561)	(922,625)
Cash Provided by (Used in) Operating Activities	(393,878)	(275,251)	314,408
Investing Activities
Acquisition of property, plant and equipment	(11,280)	0	0
Proceeds from sale of equipment	7,004	0	0
Cash Used in Investing Activities from Continuing Operations	(4,276)	0	0
Cash Used in Investing Activities from Discontinued Operations	(746,761)	(846,832)	(875,495)
Cash Used in Investing Activities	(751,037)	(846,832)	(875,495)
Financing Activities
Repurchase of RSUs	(32,625)	(25,288)	(35,269)
Cash Used in Financing Activities from Continuing Operations	(32,625)	(25,288)	(35,269)
Cash Used in Financing Activities from Discontinued Operations	(106,099)	(130,081)	(100,310)
Cash Provided by (Used in) Financing Activities	(138,724)	(155,369)	(135,579)
Foreign Exchange Effect on Cash	2,948	(1,156)	31,648
Outflow of Cash	(1,280,691)	(1,278,608)	(665,018)
Cash, Beginning of Year	1,433,838	2,712,446	3,377,464
Cash, End of Year	$ 153,147	$ 1,433,838	$ 2,712,446